Share-Based Payment Transactions (Details) - Schedule of options outstanding classified by exercise price	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding (in Shares) | shares	11,923,400
Weighted average exercise price per share	$ 2,900,276
Exercise price $0.08 - $0.91 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding (in Shares) | shares	11,190,000
Weighted average remaining contractual life in years	8 years 215 days
Weighted average exercise price per share	$ 2,192,500
Exercisable, Options exercisable	$ 0.27
Exercisable, Weighted average exercise price per share (in Shares) | shares	0.16
Exercise price $0.08 - $0.91 [Member] | Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.08
Exercise price $0.08 - $0.91 [Member] | Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.91
Exercise price $1.06 - $1.67 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding (in Shares) | shares	555,000
Weighted average remaining contractual life in years	3 months
Weighted average exercise price per share	$ 529,376
Exercisable, Options exercisable	$ 0.22
Exercisable, Weighted average exercise price per share (in Shares) | shares	0.06
Exercise price $1.06 - $1.67 [Member] | Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 1.06
Exercise price $1.06 - $1.67 [Member] | Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 1.67
Exercise price $2.53 - $5.01 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding (in Shares) | shares	178,400
Weighted average remaining contractual life in years	7 days
Weighted average exercise price per share	$ 178,400
Exercisable, Options exercisable	$ 0.26
Exercisable, Weighted average exercise price per share (in Shares) | shares	0.06
Exercise price $2.53 - $5.01 [Member] | Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 2.53
Exercise price $2.53 - $5.01 [Member] | Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 5.01